Cover	Jun. 03, 2026
Document Information [Line Items]
Document Type	F-4/A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	IQM Finland Oy
Entity Central Index Key	0002113060
Entity Primary SIC Number	7374
Entity Incorporation, State or Country Code	H9
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Keilaranta 19
Entity Address, Address Line Two	FI-02150
Entity Address, City or Town	Espoo
Entity Address, Country	FI
Entity Phone Fax Numbers [Line Items]
City Area Code	+358
Local Phone Number	505 696 439
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	IQM US Inc.
Entity Address, Address Line One	800 North State Street, Suite 304
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
Entity Phone Fax Numbers [Line Items]
City Area Code	+358
Local Phone Number	505 696 439